May 01, 2018

Clayton Street Trust

Protective Life Dynamic Allocation Series – Conservative Portfolio

(the “Portfolio”)

Supplement dated December 4, 2018

to the Currently Effective Prospectus

Effective immediately, and as reflected below, the description of the Portfolio’s secondary performance benchmark has been revised to clarify that it is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (50%) and the Bloomberg Barclays U.S. Aggregate Bond Index (50%). To reflect this sole change, the bar chart, table and accompanying footnotes in the “Performance Information” section of the Portfolio’s Prospectus is deleted in its entirety and replaced with the following:

Protective Life Dynamic Allocation Series – Conservative Portfolio

Annual Total Returns (calendar year-end)

Best Quarter: 1st Quarter 2017 3.70%	Worst Quarter: 2nd Quarter 2017 2.62%

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	Since Inception 4/7/2016
Protective Life Dynamic Allocation Series – Conservative Portfolio
Protective Life Dynamic Allocation Series – Conservative Portfolio	12.37%	8.67%
MSCI All Country World IndexSM (reflects no deduction for expenses, fees or taxes)	23.97%	19.26%
Protective Life Conservative Allocation Index (reflects no deduction for expenses, fees or taxes)	13.35%	10.10%

The Portfolio’s primary benchmark index is the MSCI All Country World IndexSM. The Portfolio’s secondary benchmark index is the Protective Life Conservative Allocation Index. The indices are described below.

•
The MSCI All Country World IndexSM is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure the equity market performance of global developed and emerging markets.

•
The Protective Life Conservative Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (50%) and the Bloomberg Barclays U.S. Aggregate Bond Index (50%). The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the U.S. investment grade fixed-rate debt market.

Please retain this Supplement with your records.

Clayton Street Trust

Protective Life Dynamic Allocation Series – Moderate Portfolio

(the “Portfolio”)

Supplement dated December 4, 2018

to the Currently Effective Prospectus

Effective immediately, and as reflected below, the description of the Portfolio’s secondary performance benchmark has been revised to clarify that it is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (65%) and the Bloomberg Barclays U.S. Aggregate Bond Index (35%). To reflect this sole change, the bar chart, table and accompanying footnotes in the “Performance Information” section of the Portfolio’s Prospectus is deleted in its entirety and replaced with the following:

Protective Life Dynamic Allocation Series – Moderate Portfolio

Annual Total Returns (calendar year-end)

Best Quarter: 1st Quarter 2017 4.60%	Worst Quarter: 2nd Quarter 2017 3.02%

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	Since Inception 4/7/2016
Protective Life Dynamic Allocation Series – Moderate Portfolio
Protective Life Dynamic Allocation Series – Moderate Portfolio	15.42%	11.29%
MSCI All Country World IndexSM (reflects no deduction for expenses, fees or taxes)	23.97%	19.26%
Protective Life Moderate Allocation Index (reflects no deduction for expenses, fees or taxes)	16.45%	12.79%

The Portfolio’s primary benchmark index is the MSCI All Country World IndexSM. The Portfolio’s secondary benchmark index is the Protective Life Moderate Allocation Index. The indices are described below.

•
The MSCI All Country World IndexSM is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure the equity market performance of global developed and emerging markets.

•
The Protective Life Moderate Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (65%) and the Bloomberg Barclays U.S. Aggregate Bond Index (35%). The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the U.S. investment grade fixed-rate debt market.

Please retain this Supplement with your records.